THE HENNESSY
                               MUTUAL FUNDS, INC.

                                 ANNUAL REPORT
                               SEPTEMBER 30, 2001

                          (HENNESSY MUTUAL FUNDS LOGO)

                                    Hennessy
                                  Mutual Funds

                        THE HENNESSY MUTUAL FUNDS, INC.
                              The Courtyard Square
                          750 Grant Avenue, Suite 100
                            Novato, California 94945
                                1 (415) 899-1555
                                1 (800) 966-4354
                      Email: fundsinfo@hennessy-funds.com
                     Webpage: http://www.hennessy-funds.com
                          Hennessy Cornerstone Growth
                               Fund Symbol: HFCGX
                           Hennessy Cornerstone Value
                               Fund Symbol: HFCVX

                                                                   November 2001

Dear Shareholder:

I want to take this opportunity to send my condolences to all affected by the tragedy on September 11, 2001. It is a very emotional time for our country, and it is important for us to remember the past while looking forward to rebuilding our great nation.

This message is also important for us as investors. We should review how our investments perform, but we should always be mindful of our long-term investment goals. We need to take control of our investment decisions in the short run because it will have serious consequences with our long-term investment plans. As the Hennessy Cornerstone Funds' investment advisor, I want to assure you that we did not let the emotions of September 11th change our investment discipline. We stood by our strategy while all of the events were playing out in the financial markets.

Even in the wake of the events on September 11th, the Cornerstone Funds maintained respectable performance levels versus the overall market indices for the fiscal year ended September 30, 2001. The Hennessy Cornerstone Growth Fund produced a return of -10.95%, while the Hennessy Cornerstone Value Fund returned 7.38% compared to a return for the S&P 500 Index of -26.62%. We attribute this success to adherence of the Hennessy Funds specific disciplined investment strategies. These strategies did not select technology stocks like Cisco, Sun Microsystems, and Intel; three of the largest positions in the S&P 500 Index
that helped drag the index lower since the beginning of the year.   Instead, the
Cornerstone Growth strategy selected Healthcare Companies like Advancepcs and Amerisourcebergen, which were both up over 57% and 40% respectively since the beginning of the year. The Cornerstone Value strategy selected various Financial Companies like Wachovia Corp (formerly First Union Corp) and Bank of America which were both up over 13% and 31% respectively since the beginning of the year. It is this disciplined adherence to our strategies that helps our funds outperform the S&P 500 Index over long periods of time. This discipline keeps us focused on our long-term investments goals. The enclosed annual report of the Hennessy Cornerstone Growth and Value Funds provides the Funds' longer-term investment results as compared to the market benchmarks.

Looking forward I want to assure you that at Hennessy Funds we will not deviate from our strategies. This allows you to select the fund that is right for you and never worry that one.day you will wake up and find that we changed what we are doing. Our goal is to offer products that suit the specific needs of our clients.

Thank you for continuing to make Hennessy Funds part of your investment portfolio, and God Bless America.

Best Wishes,

/s/Neil Hennessy

Neil Hennessy
President & Portfolio Manager

Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is an unmanaged capitalization-weighted index generally representative of the market for the stocks of large U.S. companies across the broad domestic economy. You cannot invest directly in an index.

The Funds may hold securities of foreign companies, which may involve volatility, as well as political, economic and currency risks.

For use only when accompanied or preceded by a current prospectus.

Quasar Distributors, LLC, distributor.

                        HENNESSY CORNERSTONE GROWTH FUND

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HENNESSY CORNERSTONE GROWTH FUND VERSUS THE S&P 500 COMPOSITE STOCK
   PRICE INDEX, THE LIPPER SMALL CAP GROWTH INDEX AND THE RUSSELL 2000 INDEX

                 Hennessy           S&P 500            Lipper          Russell
               Cornerstone      Composite Stock       Small Cap          2000
   Date        Growth Fund        Price Index       Growth Index        Index
   ----        -----------        -----------       ------------        -----
  11/1/96*<F1>    10,000             10,000            10,000           10,000
 12/31/96         10,073             10,560            10,287           10,678
  3/31/97          9,753             10,842             9,061           10,127
  6/30/97         11,864             12,729            10,708           11,764
  9/30/97         15,305             13,684            12,504           13,510
 12/31/97         13,229             14,080            11,442           13,051
  3/31/98         15,000             16,041            12,734           14,397
  6/30/98         15,498             16,570            12,268           13,739
  9/30/98         11,077             14,921             9,342           10,957
 12/31/98         13,716             18,119            11,552           12,744
  3/31/99         12,674             19,023            11,176           12,053
  6/30/99         14,723             20,366            12,769           13,928
  9/30/99         14,306             19,093            13,000           13,047
 12/31/99         18,890             21,934            18,619           15,453
  3/31/00         20,892             22,436            21,953           16,547
  6/30/00         20,892             21,840            20,779           15,921
  9/30/00         22,547             22,051            20,450           16,098
 12/31/00         19,891             20,327            17,082           14,986
  3/31/01         20,078             17,917            13,859           14,011
  6/30/01         21,758             18,966            16,170           16,013
  9/30/01         20,078             16,182            12,123           12,684

*<F1>  inception date

           Past performance is not predictive of future performance.

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Lipper Small Cap Growth Index is comprised of mutual funds that invest at least 75% of equity assets in companies with market capitalizations of less than 250% of the dollar-weighted market capitalization of the S&P Small-Cap 600 index and have an above average price-to-earnings ratio, price-to-book ratio and three year earnings growth. The Russell 2000 tracks the 2000 smallest stocks in the Russell 3000. The indices are unmanaged and include reinvested dividends.

                        HENNESSY CORNERSTONE GROWTH FUND
                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDED SEPTEMBER 30, 2001

                                                             SINCE INCEPTION
                                              ONE YEAR           11/1/96
                                              --------       ---------------
   Hennessy Cornerstone Growth Fund           -10.95%            15.23%

                        HENNESSY CORNERSTONE VALUE FUND

   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE HENNESSY CORNERSTONE VALUE FUND VERSUS THE S&P 500 COMPOSITE STOCK PRICE INDEX AND THE
                          LIPPER MULTI-CAP VALUE INDEX

             Hennessy Cornerstone       S&P 500 Composite     Lipper Multi-Cap
   Date           Value Fund            Stock Price Index       Value Index
   ----           ----------            -----------------       -----------
  11/1/96*<F2>      10,000                   10,000                10,000
 12/31/96           10,028                   10,560                10,629
  3/31/97            9,818                   10,842                10,809
  6/30/97           10,729                   12,729                12,264
  9/30/97           11,521                   13,684                13,490
 12/31/97           11,562                   14,080                13,490
  3/31/98           12,934                   16,041                15,031
  6/30/98           12,253                   16,570                14,765
  9/30/98           11,023                   14,921                12,520
 12/31/98           12,324                   18,119                14,370
  3/31/99           12,519                   19,023                14,474
  6/30/99           14,244                   20,366                16,184
  9/30/99           12,910                   19,093                14,444
 12/31/99           13,065                   21,934                15,224
  3/31/00           12,086                   22,436                15,259
  6/30/00           12,188                   21,840                15,106
  9/30/00           13,078                   22,051                15,976
 12/31/00           14,210                   20,327                16,691
  3/31/01           14,545                   17,917                16,256
  6/30/01           15,949                   18,966                17,393
  9/30/01           14,043                   16,182                15,011

*<F2>  inception date

           Past performance is not predictive of future performance.

The S&P is a broad market-weighted average of U.S. blue-chip companies. The Lipper Multi-Cap Value Index is comprised of mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% or more of net assets in any one capitalization range over an extended period of time and have a below average price-to-earning ratio, price-to-book ratio and three year growth figure. The indices are unmanaged and include reinvested dividends.

                        HENNESSY CORNERSTONE VALUE FUND
                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDED SEPTEMBER 30, 2001

                                                           SINCE INCEPTION
                                            ONE YEAR           11/1/96
                                            --------       ---------------
   Hennessy Cornerstone Value Fund            7.38%             7.15%

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001

                                                                                         HENNESSY             HENNESSY
                                                                                        CORNERSTONE         CORNERSTONE
                                                                                        GROWTH FUND          VALUE FUND
                                                                                        -----------          ----------
ASSETS:
Investments, at value (cost $152,428,999 and $21,073,858, respectively)(1)<F3>          $156,590,526         $20,439,273
Cash                                                                                           2,693                 360
Receivable for investment securities sold                                                  5,944,020             966,874
Income receivable                                                                            124,691              90,113
Receivable for fund shares sold                                                               36,350              46,600
Other assets                                                                                  24,167              16,386
                                                                                        ------------         -----------
     Total Assets                                                                        162,722,447          21,559,606
                                                                                        ------------         -----------

LIABILITIES:
Payable to Adviser                                                                            95,574              12,963
Payable for investment securities purchased                                                6,901,023           1,057,097
Payable for fund shares redeemed                                                               7,205                  --
Accrued expenses and other payables                                                          204,247              65,265
                                                                                        ------------         -----------
     Total Liabilities                                                                     7,208,049           1,135,325
                                                                                        ------------         -----------
NET ASSETS                                                                              $155,514,398         $20,424,281
                                                                                        ------------         -----------
                                                                                        ------------         -----------

NET ASSETS CONSIST OF:
Capital stock                                                                           $142,036,814         $24,162,589
Accumulated undistributed net investment income                                                   --             386,739
Accumulated undistributed net realized gain (loss) on investments                          9,316,057          (3,490,462)
Unrealized net appreciation on investments                                                 4,161,527            (634,585)
                                                                                        ------------         -----------
     Total Net Assets                                                                   $155,514,398         $20,424,281
                                                                                        ------------         -----------
                                                                                        ------------         -----------

Shares authorized ($.0001 par value)                                                  25,000,000,000      25,000,000,000
Shares issued and outstanding                                                             11,126,387           1,871,625
Net asset value, offering price and redemption price per share                          $      13.98         $     10.91
                                                                                        ------------         -----------
                                                                                        ------------         -----------

(1)<F3> Market value of securities on loan $39,822,682 and $4,427,797, respectively.

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2001

                                                                                         HENNESSY               HENNESSY
                                                                                        CORNERSTONE           CORNERSTONE
                                                                                        GROWTH FUND            VALUE FUND
                                                                                        -----------            ----------
INVESTMENT INCOME:
Dividend income                                                                         $    604,509            $774,795*<F4>
Interest income                                                                              154,040              27,755
Securities lending income                                                                     51,582               5,571
                                                                                        ------------            --------
          Total investment income                                                            810,131             808,121
                                                                                        ------------            --------

EXPENSES:
Investment advisory fees                                                                   1,167,643             155,058
Administration fees                                                                          126,232              29,769
Fund accounting fees                                                                          37,113              23,201
Custody fees                                                                                  45,379              17,340
Federal and state registration fees                                                           45,170              21,951
Audit fees                                                                                    14,287              16,015
Legal fees                                                                                    15,883              17,801
Reports to shareholders                                                                       18,560               4,539
Amortization of organization costs                                                             5,466               5,393
Directors' fees and expenses                                                                   5,815               6,198
Transfer agent fees and expenses                                                             258,797              63,010
Interest expense                                                                               3,370               1,409
Other                                                                                          6,041               2,698
                                                                                        ------------            --------
          Total expenses                                                                   1,749,756             364,382
                                                                                        ------------            --------
NET INVESTMENT INCOME (LOSS)                                                                (939,625)            443,739
                                                                                        ------------            --------

REALIZED AND UNREALIZED GAINS (LOSSES):
     Net realized gains (losses) on investments                                           10,564,430             713,146
     Change in unrealized appreciation (depreciation) on investments                     (30,521,417)           (240,080)
                                                                                        ------------            --------
          Net gain (loss) on investments                                                 (19,956,987)            473,066
                                                                                        ------------            --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                             $(20,896,612)           $916,805
                                                                                        ------------            --------
                                                                                        ------------            --------

*<F4>  Net of Foreign Taxes Withheld of $17,019

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                HENNESSY CORNERSTONE                    HENNESSY CORNERSTONE
                                                                     GROWTH FUND                             VALUE FUND
                                                           ------------------------------          ------------------------------
                                                              YEAR ENDED SEPTEMBER 30,                YEAR ENDED SEPTEMBER 30,
                                                              2001                2000                2001                2000
                                                           ----------          ----------          ----------          ----------
OPERATIONS:
   Net investment income (loss)                           $   (939,625)       $ (1,483,925)        $   443,739         $   482,869
   Net realized gain (loss) from security transactions      10,564,430          44,709,165             713,146          (2,215,138)
   Change in unrealized appreciation or
     depreciation on investments                           (30,521,417)         25,514,702            (240,080)          2,013,424
                                                          ------------        ------------         -----------         -----------
   Net increase (decrease) in net assets
     resulting from operations                             (20,896,612)         68,739,942             916,805             281,155
                                                          ------------        ------------         -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                       --                  --            (240,507)           (864,771)
   From net realized gains from security transactions      (32,714,732)                 --                  --          (2,378,765)
                                                          ------------        ------------         -----------         -----------
   Total distributions                                     (32,714,732)                 --            (240,507)         (3,243,536)
                                                          ------------        ------------         -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                43,726,233          45,456,732          12,308,461           6,372,054
   Shares issued in exchange for
     Aggressive Growth Fund                                         --          12,990,988                  --                  --
   Shares issued in exchange for
     Dogs of the Market Fund                                        --                  --                  --           6,406,260
   Shares issued to holders in
     reinvestment of dividends                              31,234,822                  --             227,635           3,100,393
   Cost of shares redeemed                                 (48,362,371)        (65,432,829)        (10,269,531)        (21,739,958)
                                                          ------------        ------------         -----------         -----------
   Net increase (decrease) in net assets derived
     from capital share transactions                        26,598,684          (6,985,109)          2,266,565          (5,861,251)
                                                          ------------        ------------         -----------         -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                            (27,012,660)         61,754,833           2,942,863          (8,823,632)

NET ASSETS:
   Beginning of year                                       182,527,058         120,772,225          17,481,418          26,305,050
                                                          ------------        ------------         -----------         -----------
   End of year                                            $155,514,398        $182,527,058         $20,424,281         $17,481,418
                                                          ------------        ------------         -----------         -----------
                                                          ------------        ------------         -----------         -----------
   UNDISTRIBUTED NET INVESTMENT
     INCOME, END OF PERIOD                                          --                  --             386,739             183,507
                                                          ------------        ------------         -----------         -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                               2,952,118           2,771,896           1,044,816             634,002
   Shares issued in exchange for
     Aggressive Growth Fund                                         --             734,784                  --                  --
   Shares issued in exchange for
     Dogs of the Market Fund                                        --                  --                  --             690,330
   Shares issued to holders as
     reinvestment of dividends                               2,146,723                  --              20,619             304,557
   Shares redeemed                                          (3,343,346)         (3,909,539)           (892,339)         (2,140,912)
                                                          ------------        ------------         -----------         -----------
   Net increase (decrease) in shares outstanding             1,755,495            (402,859)            173,096            (512,023)
                                                          ------------        ------------         -----------         -----------
                                                          ------------        ------------         -----------         -----------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                        HENNESSY CORNERSTONE GROWTH FUND
                                                ------------------------------------------------------------------------------
                                                                                                                  NOVEMBER 1,
                                                                                                                  1996(1)<F5>
                                                                                                                    THROUGH
                                                                   YEAR ENDED SEPTEMBER 30,                      SEPTEMBER 30,
                                                     2001            2000            1999            1998             1997
                                                -------------   -------------    -------------   -------------   -------------
PER SHARE DATA:
   Net asset value, beginning of period             $19.48          $12.36          $ 9.57          $15.30           $10.00
                                                    ------          ------          ------          ------           ------

   Income from investment operations:
      Net investment loss(2)<F6>                     (0.09)          (0.16)          (0.09)          (0.07)           (0.02)
      Net realized and unrealized gain
        (loss) on investments                        (1.91)           7.28            2.88           (3.88)            5.32
                                                    ------          ------          ------          ------           ------
       Total from investment operations              (2.00)           7.12            2.79           (3.95)            5.30
                                                    ------          ------          ------          ------           ------

   Less Distributions:
      From net investment income                        --              --              --              --               --
      From net realized gains                        (3.50)             --              --           (1.78)              --
                                                    ------          ------          ------          ------           ------
       Total distributions                           (3.50)             --              --           (1.78)              --
                                                    ------          ------          ------          ------           ------
   Net asset value, end of period                   $13.98          $19.48          $12.36          $ 9.57           $15.30
                                                    ------          ------          ------          ------           ------
                                                    ------          ------          ------          ------           ------

TOTAL RETURN                                       (10.95%)         57.61%          29.15%         (27.63%)          53.05%(3)<F7>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (millions)             $155.5          $182.5          $120.8           $80.4            $91.3
   Ratio of net expenses
     to average net assets:
      Before expense reimbursement                   1.11%           1.18%           1.15%           1.16%            1.63%(4)<F8>
      After expense reimbursement                    1.11%           1.18%           1.15%           1.16%            1.56%(4)<F8>
   Ratio of net investment loss
     to average net assets:
      Before expense reimbursement                  (0.60%)         (0.90%)         (0.84%)         (0.86%)          (1.19%)(4)<F8>
      After expense reimbursement                   (0.60%)         (0.90%)         (0.84%)         (0.86%)          (1.12%)(4)<F8>
   Portfolio turnover rate                         103.33%          95.28%         125.19%         119.98%           15.52%

(1)<F5>   Commencement of operations.
(2)<F6> Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.
(3)<F7>   Not annualized.
(4)<F8>   Annualized.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                         HENNESSY CORNERSTONE VALUE FUND
                                                ------------------------------------------------------------------------------
                                                                                                                  NOVEMBER 1,
                                                                                                                  1996(1)<F9>
                                                                                                                    THROUGH
                                                                   YEAR ENDED SEPTEMBER 30,                      SEPTEMBER 30,
                                                     2001            2000            1999            1998             1997
                                                -------------   -------------    -------------   -------------   -------------
PER SHARE DATA:
   Net asset value, beginning of period             $10.29          $11.90          $10.84          $11.50           $10.00
                                                    ------          ------          ------          ------           ------

   Income from investment operations:
      Net investment income                           0.24            0.32            0.33            0.21             0.15
      Net realized and unrealized gains
        (losses) on investments                       0.52           (0.18)           1.49           (0.70)            1.37
                                                    ------          ------          ------          ------           ------
       Total from investment operations               0.76            0.14            1.82           (0.49)            1.52
                                                    ------          ------          ------          ------           ------

   Less Distributions:
      From net investment income                     (0.14)          (0.47)          (0.26)          (0.17)           (0.02)
      From net realized gains                           --           (1.28)          (0.50)             --               --
                                                    ------          ------          ------          ------           ------
       Total distributions                           (0.14)          (1.75)          (0.76)          (0.17)           (0.02)
                                                    ------          ------          ------          ------           ------
   Net asset value, end of period                   $10.91          $10.29          $11.90          $10.84           $11.50
                                                    ------          ------          ------          ------           ------
                                                    ------          ------          ------          ------           ------

TOTAL RETURN                                         7.38%           1.30%          17.12%          (4.32%)          15.21%(2)<F10>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (millions)              $20.4           $17.5           $26.3           $21.9            $13.5
   Ratio of net expenses
     to average net assets:
      Before expense reimbursement                   1.74%           1.85%           1.38%           1.45%            2.66%(3)<F11>
      After expense reimbursement                    1.74%           1.85%           1.38%           1.45%            1.85%(3)<F11>
   Ratio of net investment income
     to average net assets:
      Before expense reimbursement                   2.12%           2.36%           2.58%           2.12%            1.93%(3)<F11>
      After expense reimbursement                    2.12%           2.36%           2.58%           2.12%            2.73%(3)<F11>
   Portfolio turnover rate                          78.01%          86.13%         122.79%          51.56%            2.01%


(1)<F9>   Commencement of operations.
(2)<F10>  Not annualized.
(3)<F11>  Annualized.

                     See notes to the financial statements.

HENNESSY CORNERSTONE GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

  NUMBER
 OF SHARES                                                            VALUE
 ---------                                                            -----
             COMMON STOCKS -- 96.03%

             APPAREL AND ACCESSORY STORES -- 1.42%
     63,800  Footstar, Inc.*<F12>                                 $  2,207,480
                                                                  ------------

             BUILDING CONSTRUCTION GENERAL CONTRACTORS AND
               OPERATIVE BUILDERS -- 19.43%
     78,100  Beazer Homes USA, Inc.*<F12>+<F13>                      3,795,660
    141,825  D.R. Horton, Inc.                                       2,958,469
     86,100  Lennar Corporation+<F13>                                3,103,044
    104,150  M.D.C. Holdings, Inc.                                   2,887,038
     83,600  Meritage Corporation                                    3,093,200
     25,300  NVR, Inc.*<F12>                                         3,554,903
     74,400  Pulte Homes, Inc.                                       2,280,360
    134,100  Standard Pacific Corp.                                  2,616,291
     76,700  The Ryland Group, Inc.                                  3,657,823
     76,700  Toll Brothers, Inc.*<F12>+<F13>                         2,275,689
                                                                  ------------
                                                                    30,222,477
                                                                  ------------

             BUSINESS SERVICES -- 1.36%
     90,900  Rent-A-Center, Inc.*<F12>                               2,113,425
                                                                  ------------

             CHEMICALS AND ALLIED PRODUCTS -- 1.51%
    486,900  Methanex Corporation*<F12>+<F13>                        2,351,727
                                                                  ------------

             DEPOSITORY INSTITUTIONS -- 1.95%
     99,500  Golden State Bancorp Inc.                               3,024,800
                                                                  ------------

             EATING AND DRINKING PLACES -- 3.99%
    182,712  CBRL Group, Inc.                                        4,014,183
    140,700  RARE Hospitality International, Inc.*<F12>              2,186,478
                                                                  ------------
                                                                     6,200,661
                                                                  ------------

             ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT -- 2.43%
     43,200  L-3 Communications Holdings, Inc.*<F12>+<F13>           3,777,840
                                                                  ------------

             ELECTRIC, GAS, AND SANITARY SERVICES -- 7.20%
    214,200  Allied Waste Industries, Inc.*<F12>                     2,731,050
     56,100  Dynegy Inc.+<F13>                                       1,943,865
     44,100  El Paso Corporation                                     1,832,355
     69,300  PPL Corporation+<F13>                                   2,259,180
     93,300  Western Gas Resources, Inc.                             2,428,599
                                                                  ------------
                                                                    11,195,049
                                                                  ------------

             FOOD AND KINDRED PRODUCTS -- 4.30%
     97,500  Dreyer's Grand Ice Cream, Inc.                          2,832,375
     83,500  The Pepsi Bottling Group, Inc.+<F13>                    3,846,845
                                                                  ------------
                                                                     6,679,220
                                                                  ------------

             GENERAL MERCHANDISE STORES -- 1.98%
    201,800  Venator Group, Inc.+<F13>                               3,077,450
                                                                  ------------

             HEALTH SERVICES -- 13.76%
    381,800  Beverly Enterprises, Inc.*<F12>                         3,894,360
    244,400  Caremark Rx, Inc.*<F12>+<F13>                           4,076,592
    120,700  Coventry Health Care, Inc.*<F12>                        2,848,520
     61,200  Express Scripts, Inc.*<F12>+<F13>                       3,385,584
     74,600  Tenet Healthcare Corporation*<F12>+<F13>                4,449,890
     56,200  Universal Health Services, Inc.+<F13>                   2,742,560
                                                                  ------------
                                                                    21,397,506
                                                                  ------------

             INDUSTRIAL AND COMMERCIAL MACHINERY
               AND COMPUTER EQUIPMENT -- 2.13%
    137,400  Stewart & Stevenson Services, Inc.                      3,308,592
                                                                  ------------

             INSURANCE CARRIERS -- 11.88%
     72,700  AdvancePCS*<F12>+<F13>                                  5,218,406
    120,800  Health Net Inc.*<F12>                                   2,321,776
    161,800  Mid Atlantic Medical Services, Inc.*<F12>               3,397,800
     66,000  Nationwide Financial Services, Inc.                     2,453,880
     80,100  Oxford Health Plans, Inc.*<F12>+<F13>                   2,274,840
     42,900  Trigon Healthcare, Inc.*<F12>                           2,809,950
                                                                  ------------
                                                                    18,476,652
                                                                  ------------

             MEASURING, ANALYZING AND CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
               MEDICAL AND OPTICAL GOODS; WATCHES AND CLOCKS -- 1.22%
    120,008  Esterline Technologies Corporation*<F12>                1,902,127
                                                                  ------------

             RUBBER AND MISCELLANEOUS PRODUCTS -- 1.52%
    114,200  Reebok International Ltd.*<F12>                         2,363,940
                                                                  ------------

             TOBACCO PRODUCTS -- 2.50%
     68,100  R.J. Reynolds Tobacco Holdings, Inc.+<F13>              3,891,234
                                                                  ------------

             TRANSPORTATION BY AIR -- 2.61%
    152,950  Frontier Airlines, Inc.*<F12>                           1,266,426
    145,800  Offshore Logistics, Inc.                                2,797,902
                                                                  ------------
                                                                     4,064,328
                                                                  ------------

             TRANSPORTATION EQUIPMENT -- 2.54%
     58,800  Newport News Shipbuilding Inc.                          3,951,360
                                                                  ------------

             WHOLESALE TRADE-DURABLE GOODS -- 2.44%
    187,300  Owens & Minor, Inc.+<F13>                               3,802,190
                                                                  ------------

             WHOLESALE TRADE-NON-DURABLE GOODS -- 9.86%
     65,700  Amerisource Bergen Corporation*<F12>                    4,661,415
     47,100  Cardinal Health, Inc.                                   3,483,045
     96,000  Henry Schein, Inc.*<F12>+<F13>                          3,705,600
    121,900  Performance Food Group Company*<F12>                    3,477,807
                                                                  ------------
                                                                    15,327,867
                                                                  ------------
             TOTAL COMMON STOCKS (Cost $145,174,398)               149,335,925
                                                                  ------------

 PRINCIPAL
   AMOUNT
 ---------
             VARIABLE RATE DEMAND NOTES -- 4.66%
 $3,825,180  American Family Financial Services, Inc., 2.3156%       3,825,180
  1,410,692  Wisconsin Corporate Central Credit Union, 2.3363%       1,410,692
  2,018,729  Wisconsin Electric Power Company, 2.3156%               2,018,729
                                                                  ------------
             TOTAL VARIABLE RATE DEMAND NOTES (Cost $7,254,601)      7,254,601
                                                                  ------------
             TOTAL INVESTMENTS -- 100.69% (Cost $152,428,999)      156,590,526
                                                                  ------------
             Liabilities less Other Assets -- (0.69)%               (1,076,128)
                                                                  ------------
             NET ASSETS -- 100.00%                                $155,514,398
                                                                  ------------
                                                                  ------------

*<F12>    Non-income producing security.
+<F13>    Securities in whole or in part on loan.
#<F14> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2001.

                     See notes to the financial statements.

HENNESSY CORNERSTONE VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

  NUMBER
OF SHARES                                                             VALUE
---------                                                             -----
            COMMON STOCKS -- 96.00%

            CHEMICALS & ALLIED PRODUCTS -- 6.89%
   12,700   The Dow Chemical Company                               $   416,052
    8,900   E.I. du Pont de Nemours and Company                        333,928
   13,200   Imperial Chemical Industries plc - ADR                     226,380
    9,400   PPG Industries, Inc.                                       430,050
                                                                   -----------
                                                                     1,406,410
                                                                   -----------

            COMMERCIAL BANKS-NOT CHARTERED -- 3.36%
    5,100   National Australia Bank Limited - ADR+<F16>                325,431
   11,100   Westpac Banking Corporation Limited - ADR                  361,860
                                                                   -----------
                                                                       687,291
                                                                   -----------

            COMMUNICATIONS -- 7.32%
   19,500   AT&T Corp.+<F16>                                           376,350
    6,021   AT&T Wireless Services Inc.*<F15>+<F16>                     89,953
    4,200   British Telecommunications plc - ADR+<F16>                 214,830
   20,600   Compania Anonima Nacional Telefonos de Venezuela ADR       474,830
   26,000   Telecom Argentina Stet - France
              Telecom S.A. - ADR*<F15>+<F16>                           225,940
   12,900   Telefonica de Argentina S.A. - ADR+<F16>                   112,875
                                                                   -----------
                                                                     1,494,778
                                                                   -----------

            FOOD AND KINDRED PRODUCTS -- 7.95%
   16,500   ConAgra Foods, Inc.                                        370,425
    9,500   Diageo plc - ADR                                           394,250
    9,000   H.J. Heinz Company                                         379,350
   16,000   Kellogg Company                                            480,000
                                                                   -----------
                                                                     1,624,025
                                                                   -----------

            FOOD STORES -- 2.62%
   16,800   Albertson's, Inc.                                          535,584
                                                                   -----------

            FORESTRY -- 2.05%
    8,600   Weyerhaeuser Company                                       418,906
                                                                   -----------

            FURNITURE & FIXTURES -- 2.05%
   18,400   Newell Rubbermaid Inc.+<F16>                               417,864
                                                                   -----------

            GENERAL MERCHANDISE STORES -- 1.99%
   14,000   The May Department Stores Company+<F16>                    406,280
                                                                   -----------

            HOLDING COMPANIES -- 2.03%
   48,200   Tomkins plc - ADR+<F16>                                    415,002
                                                                   -----------

            INDUSTRIAL AND COMMERCIAL MACHINERY AND
              COMPUTER EQUIPMENT -- 4.50%
    9,500   Caterpillar Inc.                                           425,600
   12,900   Pitney Bowes Inc.                                          492,780
                                                                   -----------
                                                                       918,380
                                                                   -----------

            MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS; PHOTOGRAPHIC
              MEDICAL AND OPTICAL GOODS; WATCHES AND CLOCKS -- 3.98%
   10,200   Eastman Kodak Company                                      331,806
   62,100   Xerox Corporation*<F15>                                    481,275
                                                                   -----------
                                                                       813,081
                                                                   -----------

            NATIONAL COMMERCIAL BANKS -- 22.25%
   18,996   ABN AMRO Holding NV - ADR                                  315,716
   27,300   AmSouth Bancorporation                                     493,311
    9,260   Bank of America Corporation                                540,784
    7,400   Comerica Incorporated                                      409,960
   11,410   FleetBoston Financial Corporation                          419,318
   16,000   National City Corporation                                  479,200
   18,400   U.S. Bancorp+<F16>                                         408,112
   11,920   Union Planters Corporation+<F16>                           511,368
   31,180   Wachovia Corporation                                       966,580
                                                                   -----------
                                                                     4,544,349
                                                                   -----------

            OIL AND GAS EXTRACTION -- 2.18%
   18,300   Occidental Petroleum Corporation                           445,422
                                                                   -----------

            PETROLEUM REFINING AND RELATED INDUSTRIES -- 4.05%
    5,000   Chevron Corporation+<F16>                                  423,750
   15,100   USX-Marathon Group                                         403,925
                                                                   -----------
                                                                       827,675
                                                                   -----------

            RAILROAD TRANSPORTATION -- 4.81%
   16,100   CSX Corporation                                            507,150
   29,500   Norfolk Southern Corporation                               475,540
                                                                   -----------
                                                                       982,690
                                                                   -----------

            STATE COMMERCIAL BANKS -- 2.23%
   15,800   Regions Financial Corporation                              455,988
                                                                   -----------

            STONE, CLAY, GLASS, & CONCRETE PRODUCTS -- 4.31%
   21,224   Cemex S.A. de C.V. - ADR                                   435,941
   12,700   Hanson plc - ADR+<F16>                                     445,135
                                                                   -----------
                                                                       881,076
                                                                   -----------

            TOBACCO PRODUCTS -- 4.68%
   26,300   British American Tobacco p.l.c. - ADR                      466,036
   10,140   Philip Morris Companies Inc.                               489,661
                                                                   -----------
                                                                       955,697
                                                                   -----------

            TRANSPORTATION & LEISURE -- 0.89%
    6,800   British Airways plc - ADR                                  181,560
                                                                   -----------

            TRANSPORTATION EQUIPMENT -- 5.86%
    9,000   DaimlerChrysler AG                                         269,820
   17,370   Ford Motor Company                                         301,370
    7,200   General Motors Corporation+<F16>                           308,880
    9,400   Textron, Inc.+<F16>                                        315,934
                                                                   -----------
                                                                     1,196,004
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $20,242,647)                  19,608,062
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
            VARIABLE RATE DEMAND NOTES -- 4.07%
 $318,514   American Family Financial Services, Inc., 2.3156%          318,514
  311,052   Wisconsin Corporate Central Credit Union, 2.3363%          311,052
  201,645   Wisconsin Electric Power Company, 2.3156%                  201,645
                                                                   -----------
            TOTAL VARIABLE RATE DEMAND NOTES (Cost $831,211)           831,211
                                                                   -----------
            TOTAL INVESTMENTS -- 100.07% (Cost $21,073,858)         20,439,273
                                                                   -----------
            Liabilities less Other Assets -- (0.07)%                   (14,992)
                                                                   -----------
            NET ASSETS -- 100.00%                                  $20,424,281
                                                                   -----------
                                                                   -----------

*<F15> Non-income producing security.
+<F16> Securities in whole or in part on loan.
ADR - American Depository Receipts

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2001

1).  ORGANIZATION

     The Hennessy Cornerstone Growth Fund, formerly O'Shaughnessy Cornerstone Growth Fund, and Hennessy Cornerstone Value Fund, formerly O'Shaughnessy Cornerstone Value Fund (the "Funds") are each a series of shares of The Hennessy Mutual Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Funds began operations on November 1, 1996.

2).  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

a). Security Valuation -- The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

b). Federal Income Taxes -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

c). Security Transactions, Dividends and Distributions -- Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at September 30, 2001, reclassifications were recorded to decrease accumulated undistributed net investment loss by $939,625 and decrease accumulated undistributed net realized gain on investments by $939,625 for Cornerstone Growth Fund.

d). Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e). Deferred Organization Costs -- The Funds have each incurred expenses of $25,191 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

3).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Hennessy Advisors, Inc. (the"Manager") was named the investment manager as of June 30, 2000, replacing O'Shaughnessy Capital Management, Inc. The Manager provides the Funds with investment management services under a Management Agreement. The Manager furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Manager is entitled to a monthly fee from each Fund at the annual rate of 0.74% based upon the average daily net assets of the Funds.

     Firstar Mutual Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regu-latory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. Fees paid to Firstar Mutual Fund Services, LLC for the year ended September 30, 2001 were $126,232 and $29,769 for Cornerstone Growth and Cornerstone Value Funds, respectively.

     Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

4).  PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Growth Fund were $162,716,648 and $176,577,359, respectively.

     For the year ended September 30, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Value Fund were $17,758,310 and $15,833,329, respectively.

5).  SECURITIES LENDING

     At September 30, 2001, the Cornerstone Growth Fund and Cornerstone Value Fund, respectively, loaned securities valued at $39,822,682 and $4,427,797 to certain brokers, dealers and other financial institutions, with the Fund's custodian acting as lending agent. For collateral, the Funds received $40,619,136 and $4,516,353, respectively, in the form of commercial paper and other short term investments. This represents an amount equal to 102% of the market value of the loaned securities, marked-to-market daily. The risks to the Funds, of lending their securities, are that the borrower may not provide additional collateral when required or return the securities when due.

6).  INCOME TAXES

     At September 30, 2001, the cost of securities for income tax purposes in the Cornerstone Growth Fund was approximately $153,823,061. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation               $17,684,580
     Gross unrealized depreciation               (14,917,115)
                                                 -----------
     Net unrealized appreciation                 $ 2,767,465
                                                 -----------
                                                 -----------

     At September 30, 2001, the cost of securities for income tax purposes in the Cornerstone Value Fund was approximately $21,703,743. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation               $ 1,784,395
     Gross unrealized depreciation                (3,048,865)
                                                 -----------
          Net unrealized depreciation            $(1,264,470)
                                                 -----------
                                                 -----------

     Net realized capital gains/losses differ for financial statement and tax purposes primarily due to differing tax treatment of wash sales.

     At September 30, 2001, Cornerstone Value Fund had tax basis capital losses of $2,636,706, including$142,288 which arose on the merger of Dogs of the Market Fund, which may be carried over to offset future capital gains. Such losses expire September 30, 2007 through September 30, 2009. Additionally, at September 30, 2001, Cornerstone Value Fund had deferred capital losses occurring subsequent to October 31, 2000 of $223,870. For tax purposes, such losses will be reflected in the year ending September 30, 2002.

7).  LINE OF CREDIT

     Effective October 31, 2000, Cornerstone Growth Fund and Cornerstone Value Fund opened $2,000,000 and $500,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, Firstar Bank, N.A. The credit facility requires the payment of a commitment fee equal to .10% per annum on the daily unused portion of the credit facility, payable monthly. During the fiscal year ended September 30, 2001, Cornerstone Growth Fund and Cornerstone Value Fund borrowed on the lines of credit on twelve and sixteen days, respectively, with average borrowing during those periods of $879,926 and $275,305, respectively. The interest rate on the outstanding principal amount was the Bank's Prime Rate.

REPORT OF INDEPENDENT ACCOUNTANTS

The Shareholders and Board of Directors of
The Hennessy Cornerstone Growth Fund and
The Hennessy Cornerstone Value Fund

We have audited the accompanying statements of assets and liabilities of The Hennessy Mutual Funds, Inc. (comprising, respectively, the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Value Fund), collectively referred to as the "Funds," including the schedules of investments as of September 30, 2001, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes for the Funds for the year ended September 30, 2000 and the financial highlights for the three years ended September 30, 2000 and for the period from November 1, 1996 through September 30, 1997, were audited by other auditors whose report thereon dated November 13, 2000, expressed an unqualified opinion on these statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Value Fund as of September 30, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                 /s/KPMG LLP

November 2, 2001
Chicago, Illinois

INVESTMENT ADVISER
   Hennessy Advisors, Inc.
   The Courtyard Square
   750 Grant Avenue, Suite 100
   Novato, CA 94945

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING AGENT
   Firstar Mutual Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701
   (800) 261-6950

CUSTODIAN
   Firstar Bank, N.A.
   425 Walnut Street
   Cincinnati, OH  45202

DIRECTORS
   Neil J. Hennessy
   Robert T. Doyle
   J. Dennis DeSousa
   Harry F. Thomas

COUNSEL
   Foley & Lardner
   777 East Wisconsin Avenue
   Milwaukee, WI 53202-5367

INDEPENDENT AUDITORS
   KPMG LLP
   303 East Wacker Drive
   Chicago, IL  60601

DISTRIBUTOR
   Quasar Distributors, LLC
   615 East Michigan Street
   Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.